Share-based compensation - Summary of Compensation Expenses Recognized Under Deferred Share and Other Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 454	$ 1,001
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	(48)	77
Capital Markets compensation plan unit awards [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	115	274
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	190	294
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	137	250
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Compensation expenses recognized under deferred share and other plans	$ 60	$ 106